EQUITY ATTRIBUTABLE TO OWNERS OF THE PARENT	12 Months Ended
Dec. 31, 2020
EQUITY ATTRIBUTABLE TO OWNERS OF THE PARENT
EQUITY ATTRIBUTABLE TO OWNERS OF THE PARENT

NOTE 25 – EQUITY ATTRIBUTABLE TO OWNERS OF THE PARENT

Authorized, issued and outstanding shares as of December 31, 2020 and 2019 consisted of the following:

	December 31, 2020	December 31, 2019
Authorized shares	120,000,000,000	120,000,000,000
Subscribed fully paid shares	22,281,017,159	22,281,017,159
Total outstanding shares	22,281,017,159	22,281,017,159

The outstanding shares are as follows:
Common voting shares (1)	15,131,197,752	15,137,789,974
Preferred non-voting shares (2)	7,149,819,407	7,143,227,185
(1)	Common Voting shares with a nominal value of (Ps. 1) Colombian peso.
(2)

Since 2011, Grupo Aval allows its shareholders to convert their common shares into preferred shares. For the years ended December 31, 2020 and 2019, 6,592,222 and 27,026,722 common shares were converted into preferred shares, respectively. Preferred shares have the right to receive a preferential minimum dividend of one Colombian peso (Ps. 1) per semester per share. This preferential minimum dividend is only applicable when dividends declared for common shares are less than one Colombian peso (Ps. 1). Preferential minimum dividends are not cumulative.

25.1  Appropriated retained earnings

As of December 31, 2020, and 2019 the appropriation of retained earnings is as follows:

	December 31, 2020		December 31, 2019
Retained earnings	Ps.	1,785,978	Ps.	2,475,939
Withholding tax over dividends		(5,699)		(14,344)
Legal reserve		11,140		11,140
Statutory and voluntary reserves		9,510,715		7,816,338
	Ps.	11,302,134	Ps.	10,289,073

25.1.1  Legal Reserve

In accordenace with current legal regulations, Grupo Aval and its subsidiaries in Colombia shall create a legal reserve through the appropriation of (10%) of the net profits of each year up to an amount equal to (50%) of the subscribed capital stock. This reserve may be reduced below (50%) of the subscribed capital stock to stem losses in excess of retained earnings. The legal reserve cannot be less than the percentage aforementioned except to cover losses in excess of retained earnings.

25.1.2  Statutory and Voluntary Reserves

The Statutory and voluntary reserves are determined during the Shareholders Meetings.

25.2  Declared Dividends

The dividends are declared and paid to shareholders based on unconsolidated net income under Colombian IFRS (NCIF), the dividends declared were as follows:

	December 31, 2019		December 31, 2018		December 31, 2017
Net income for the periods ended in	Ps.	3,031,238	Ps.	2,887,749	Ps.	2,001,178
Cash dividends declared		In the general assembly held in March 2020, 60.00 pesos per share payable in twelve installments of 5.00 pesos per share, from April 2020 to March 2021.		In the general assembly held in March 2019, 60.00 pesos per share payable in twelve installments of 5.00 pesos per share, from April 2019 to March 2020.		In the general assembly held in March 2018, 48.00 pesos per share payable in twelve installments of 4.00 pesos per share, from April 2018 to March 2019.
Total outstanding shares		22,281,017,159		22,281,017,159		22,281,017,159
Total dividends declared	Ps.	1,336,861	Ps.	1,336,861	Ps.	1,069,489

25.3  Earnings per share

•	Basic earnings per share

Grupo Aval calculates basic earnings per share by dividing net income for the year attributable to controlling interest of Grupo Aval parent company by the weighted average number of shares outstanding during the year (including common and preferred shares).

The following table summarizes the earnings per share for the year ended as of December 31, 2020,  2019 and 2018:

		December 31, 2020		December 31, 2019		December 31, 2018
Net income for the year	Ps.	4,631,616	Ps.	5,365,454	Ps.	5,184,551
Less: participation of non- controlling interests		(2,282,095)		(2,331,045)		(2,271,857)
Net income attributable to owners of the parent		2,349,521		3,034,409		2,912,694

Less: preferred dividends declared		—		—		—
Less: Allocation of undistributed earnings to preferred stockholders (1)(2)		(753,457)		(970,070)		(929,656)
Net Income allocated to common shareholders for basic and diluted EPS	Ps.	1,596,064	Ps.	2,064,339	Ps.	1,983,038
Weighted average number of common shares outstanding used in basic EPS calculation (2)		15,135,829,538		15,158,004,812		15,169,502,784
Basic and Diluted earnings per share to common shareholders (pesos)		105.45		136.19		130.73
Basic and Diluted earnings per ADS in Colombian pesos (3)		2,108.99		2,723.76		2,614.51
Weighted average of the common and preferred shares used in the calculation of earnings per basic share (common and preferred)		22,281,017,159		22,281,017,159		22,281,017,159
Basic earnings of the owners of the parent per share in Colombian pesos		105.45		136.19		130.73
(1)	Based on a weighted average of preferred shares.
(2)	Averages based on an end of month number of preferred or common shares.
(3)	Each ADS represents 20 preferred shares.
•	Diluted earnings per share

At December 31, 2020,  2019 and 2018, Grupo Aval did not have any dilutive instruments.

25.4  Equity transactions

At December 31, 2020 some transactions took place that resulted in changes to the interests of Grupo Aval and its subsidiaries, below is the detail of the most significant equity transactions:

Corporación Financiera Colombiana S.A. - Corficolombiana S.A.

In Corficolombiana,  Grupo Aval and its subsidiaries chose to receive dividends in shares, unlike some minority shareholders who opted to be payed dividends in cash, generating a dilution effect for Ps. 23,609, which led to a modification in Grupo Aval's stake from 38.63% to 39.58%.

Multi Financial Group, Inc. (MFG)

In June Leasing Bogotá S.A. Panamá acquired 2.97%  additional percentage of the non-controlling interest of the ordinary and outstanding shares of Ps. 49,634, achieving a total participation of 99.6%. See note 35 “Business Combination”.

•	Preference shares

There was payment of dividends Ps.12,552 (US $ 3.3 million) corresponding to the preferred shares issued by Multi financial Group. Additionally, preferred shares were redeemed for a value of Ps. 379,320 (US $ 102 million). See note 35 “ Business Combination”.

Concesionaria Vial Del Pacifico S.A.S.

Corficolombiana S.A acquired the remaining (10.1%)  of the non-controlling interest of Concesionaria Vial Del Pacifico S.A.S. for Ps. 50,373, achieving a total participation of 100%.

25.5  Consolidated Other Comprehensive Income (OCI):

Components of accumulated Other Comprehensive Income for the years ended December 31, 2020,  2019 and 2018 are as follows:

		Net gain (loss) on hedges of net investment in foreign operations		Cash flow hedges		Foreign currency translation differences from unhedged foreign operations		Effect of moving investment properties for own use		Unrealized gains (losses) debt securities		Unrealized gains (losses) Equity securities		Investments in associates and join ventures		Actuarial gains (losses)		Income tax		Total comprehensive income, net of taxes
January 1, 2018	Ps.	(207,324)	Ps.	5,446	Ps.	(166,408)	Ps.	—	Ps.	68,462	Ps.	618,358	Ps.	88,946	Ps.	(132,457)	Ps.	1,183,500	Ps.	1,458,523
Current-period change		541		(19,789)		(299,804)		—		(107,084)		(134,084)		22,400		18,013		310,056		(209,751)
December 31, 2018	Ps.	(206,783)	Ps.	(14,343)	Ps.	(466,212)	Ps.	—	Ps.	(38,622)	Ps.	484,274	Ps.	111,346	Ps.	(114,444)	Ps.	1,493,556	Ps.	1,248,772
Current-period change		(2,931)		13,469		128,135		5,288		426,300		237,781		(9,061)		(61,222)		(36,029)		701,730
December 31, 2019	Ps.	(209,714)	Ps.	(874)	Ps.	(338,077)	Ps.	5,288	Ps.	387,678	Ps.	722,055	Ps.	102,285	Ps.	(175,666)	Ps.	1,457,527	Ps.	1,950,502
Current-period change		(517,989)		832		(548,706)		9,014		172,906		193,880		13,059		(9,488)		457,181		(229,311)
December 31, 2020	Ps.	(727,703)	Ps.	(42)	Ps.	(886,783)	Ps.	14,302	Ps.	560,584	Ps.	915,935	Ps.	115,344	Ps.	(185,154)	Ps.	1,914,708	Ps.	1,721,191

	Non -controlling interest		Owners of the parent		Total comprehensive income, net of taxes
January 1, 2018	Ps.	625,824	Ps.	832,699	Ps.	1,458,523
Current-period change		(73,825)		(135,926)		(209,751)
December 31, 2018	Ps.	551,999	Ps.	696,773	Ps.	1,248,772
Current-period change		305,056		396,674		701,730
December 31, 2019	Ps.	857,055	Ps.	1,093,447	Ps.	1,950,502
Current-period change		2,123		(231,434)		(229,311)
December 31, 2020	Ps.	859,178	Ps.	862,013	Ps.	1,721,191